LEASE	12 Months Ended
Sep. 30, 2025
Lease
LEASE

NOTE 15 - LEASE

The Company leases office spaces and factories under non-cancelable operating leases, with terms from 24 to 120 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	As of September 30,
	2025	2024
	US$	US$
Operating lease ROU assets	$708,944	$668,259

Operating lease liabilities - current	$82,653	$68,291
Operating lease liabilities - non-current	626,291	602,735
Total operating lease liabilities	$708,944	$671,026

On January 22, 2022, Sichuan Leishen Hongzhuo leased a vacant land from Chengdu Longxing Natural Gas Co., Ltd. for the construction of a natural gas recovery station, which complies with national land-use standards. The lease term is eleven years and the annual rent is RMB 133,745($18,823).

On January 1, 2023, Nanjing Lishui Technology Development Co., Ltd leased a workplace at Room 221, Zone B, Smart Entrepreneurship Park, 368 Zhe Ning East Road, Nanjing City, Jiangsu Province to Leishen Nanjing. The term is two years and the rent is RMB17,280 ($2,432) per year. On January 1, 2025, the lease was renewed for an additional one-year term. On August 20, 2025, the lease agreement between Leishen Nanjing and Nanjing Lishui Technology Development Co., Ltd was terminated due to a rent increase.

On April 1, 2023, Sichuan TIBO Fluid Technology Co., Ltd. leased the factory at Shiliba Industrial Park, Xinshi Town, Jianyang City, Sichuan Province to China Oil Blue Ocean. The term is ten years and the rent is RMB6,440,367 ($906,392) in total.

On January 1, 2024, Li Hongliang leased a workplace in Sichuan Province to Sichuan Leishen Green Energy. The term is two years and the rent is RMB10,000 ($1,407) per year. With Sichuan Leishen Green Energy deregistered on August 1, 2025, the associated lease agreement has been terminated.

As of September 30, 2025
Weighted-average remaining lease term	7.5

Weighted-average discount rate	4.2%

A summary of lease cost recognized in Company’s consolidated financial statements and supplemental cash flow information for operating leases is as follows for the years ended September 30, 2025, 2024 and 2023:

	2025	2024	2023
Operating lease cost	$107,697	$93,764	$85,630
Cash paid for operating leases	$18,823	$2,262	$85,630

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of September 30, 2025 is as follows:

Year ending September 30,
2026	$108,566
2027	108,566
2028	108,566
2029	108,566
After 2029	376,991
Total lease payments	811,255
Less: Imputed Interest	(102,311)
Present value of operating lease liabilities	$708,944